Intellectual Property - Schedule of Future Amortization Expense of Intangible Assets (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 909,422	$ 1,354,366
2021	728,816	792,422
2022	335,333	686,816
2023	$ 27,000	308,333
2024